Schedule of Stockholders' Equity Note, Warrants or Rights Issued on October 3, 2012 (Details) (USD $)	3 Months Ended	12 Months Ended
	Feb. 28, 2013	Nov. 30, 2012
Stock Purchase Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights Issued On October 3, 2012 1		1.50%
Stock Purchase Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights Issued On October 3, 2012 2		0.00%
Stock Purchase Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights Issued On October 3, 2012 3		0.00%
Stock Purchase Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights Issued On October 3, 2012 4		199.60%
Stock Purchase Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights Issued On October 3, 2012 5		0.42
Stock Purchase Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights Issued On October 3, 2012 6		$ 28,911
Stock Purchase Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights Issued On October 3, 2012 1	1.50%
Stock Purchase Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights Issued On October 3, 2012 2	0.00%
Stock Purchase Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights Issued On October 3, 2012 3	0.00%
Stock Purchase Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights Issued On October 3, 2012 4	199.60%
Stock Purchase Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights Issued On October 3, 2012 5	0.42
Stock Purchase Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights Issued On October 3, 2012 6	$ 28,911